Innovator IBD® ETF Leaders ETF
Schedule of Investments
July 31, 2020 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND - 99.75%
Amplify Online Retail ETF	4,432	$373,839
ARK Autonomous Technology & Robotics ETF (a)	576	30,401
ARK Fintech Innovation ETF	856	31,039
ARK Genomic Revolution ETF (b)	3,984	213,941
ARK Innovation ETF	376	30,219
ARK Next Generation Internet ETF (a)	320	31,837
Emerging Markets Internet and Ecommerce ETF	13,336	678,802
Fidelity MSCI Consumer Discretionary Index ETF	5,992	343,342
Fidelity MSCI Information Technology Index ETF	328	28,608
First Trust Cloud Computing ETF	360	28,091
First Trust Dow Jones Internet Index Fund (a)	160	29,413
First Trust NASDAQ-100 Technology Index Fund	256	29,540
First Trust Technology AlphaDEX Fund	328	29,290
Global X Cloud Computing ETF (b)	1,264	28,642
Global X FinTech ETF (a)	800	28,624
Global X Lithium & Battery Tech ETF	19,672	706,421
Global X Robotics & Artificial Intelligence ETF	26,112	661,156
Global X Video Games & Esports ETF	1,184	28,925
Invesco China Technology ETF (b)	4,912	339,665
Invesco Solar ETF	760	34,208
Invesco QQQ Trust Series 1	352	93,558
iShares Convertible Bond ETF (b)	8,776	668,205
iShares Expanded Tech-Software Sector ETF	88	25,982
iShares Global Clean Energy ETF (b)	49,776	716,774
iShares Global Tech ETF	120	30,062
iShares MSCI Global Silver and Metals Miners ETF (b)	15,512	268,358
iShares Nasdaq Biotechnology ETF (b)	1,520	204,242
iShares PHLX Semiconductor ETF (b)	96	27,877
iShares Russell 1000 Growth ETF	464	95,992
iShares Russell Top 200 Growth ETF	840	96,558
iShares US Technology ETF	96	27,452
KraneShares CSI China Internet ETF	5,024	336,708
O'Shares Global Internet Giants ETF (a)	720	29,599
Schwab U.S. Large-Cap Growth ETF	888	97,138
SPDR S&P Biotech ETF	1,856	202,916
SPDR S&P 500 ETF Trust (b)	2,016	658,265
Technology Select Sector SPDR Fund	256	28,270
US Global GO Gold & Precious Metal Miners ETF (b)	29,840	743,312
VanEck Vectors Gold Miners ETF	5,656	242,869
VanEck Vectors Junior Gold Miners ETF	4,192	253,365
VanEck Vectors Semiconductor ETF	176	29,255
VanEck Vectors Video Gaming and eSports ETF	528	29,748
Vanguard Growth ETF	448	97,382
Vanguard Information Technology ETF	104	30,708
Vanguard Mega Cap Growth ETF	544	95,760
Vanguard Russell 1000 Growth ETF	448	95,263
WisdomTree Cloud Computing Fund (a)(b)	704	29,448
TOTAL EXCHANGE TRADED FUNDS (Cost $7,817,745)		8,961,069

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 26.75%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (c)	2,403,086	2,403,086
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,403,086)		2,403,086

SHORT TERM INVESTMENTS - 0.26%
Money Market Funds - 0.26%
Fidelity Government Portfolio - Class I, 0.05% (c)	23,566	23,566
TOTAL SHORT TERM INVESTMENTS (Cost $23,566)		23,566

Total Investments (Cost $10,244,397) - 126.76%		11,387,721
Liabilities in Excess of Other Assets - (26.76)%		(2,404,397)
TOTAL NET ASSETS - 100.00%		$8,983,324

Asset Type	% of Net Assets
Exchange Traded Funds	99.75%
Investments Purchased with Proceeds From Securities Lending	26.75
Short Term Investments	0.26
Total Investments	126.76
Liabilities in Excess of Other Assets	(26.76)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $2,360,193, or 26.27% of net assets.
(c) Represents annualized seven-day yield as of the end of the reporting period.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust  (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$8,961,069	$-	$-	$8,961,069
Investments Purchased with Proceeds From Securities Lending	-	2,403,086	-	2,403,086
Short Term Investments	23,566	-	-	23,566
Total Assets	$8,984,635	$2,403,086	$-	$11,387,721

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of July 31, 2020, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$2,360,193	$2,403,086